Prepayments and other current assets - Allowance for credit loss related to prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other current assets
Beginning of the year	¥ 7,438	¥ 10,089	¥ 110
Provision of allowance for credit loss	4,722		9,979
Reversal of allowance for credit loss	(3,217)	(2,651)
End of the year	8,943	7,438	10,089
Write-off of the allowance for credit loss related to advances to supplier and other receivables	¥ 0	¥ 0	¥ 0